Share-based compensation - Restricted stock units - Additional information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 25, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Incentive Plan 2021
Share-based compensation
Contractual term		10 years
Vesting period		4 years
Share Incentive Plan 2021 | First anniversary
Share-based compensation
Percentage of RSU to be vested each year		25.00%
Share Incentive Plan 2021 | Second anniversary
Share-based compensation
Percentage of RSU to be vested each year		25.00%
Share Incentive Plan 2021 | Third anniversary
Share-based compensation
Percentage of RSU to be vested each year		25.00%
Share Incentive Plan 2021 | Fourth anniversary
Share-based compensation
Percentage of RSU to be vested each year		25.00%
RSUs
Share-based compensation
Fair value of shares vested		¥ 17,842	¥ 19,423	¥ 22,661
RSUs | Smart Share CGY Holding Limited
Share-based compensation
Common stock shares issued		44,841,250
Ordinary shares authorized		44,841,250
Percentage of RSU to be vested each year		25.00%
Vesting period		4 years
RSUs | Smart share brothers holding limited
Share-based compensation
Common stock shares issued		2,000,000
Ordinary shares authorized		2,000,000
Vesting of restricted shares
Share-based compensation
Percentage of RSU to be vested each year	25.00%
Vesting period	4 years
Fair value of shares vested				¥ 6,607